UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments Delaware Tax-Free USA Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.32%
Corporate Revenue Bonds – 10.88%
Gaston County Industrial Facilities & Pollution Control
Financing Authority
(National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	$1,586,664
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	6,875,000	5,239,644
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,151,951
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,543,960
6.25% 6/1/24	6,810,000	7,343,495
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,044,332
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,518,303
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,134,133
Series A 7.00% 11/1/34	1,000,000	1,226,000
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	1,760,000	1,710,914
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)•	2,000,000	2,166,680
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,057,690
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,233,123
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,768,620
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	1,939,845
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	7,265,000	5,228,039

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Schedule of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valdez, Alaska Marine
(BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	$3,954,904
Series C 5.00% 1/1/21	1,880,000	2,152,017
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	1,800,256
		60,800,570
Education Revenue Bonds – 11.26%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,464,387
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	4,884,714
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,459,930
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,356,408
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,184,922
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,480,750
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,490,400
Series A 5.50% 11/15/36	4,515,000	5,022,035
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,498,200
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,429,321
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	1,500,000	1,545,030
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	5,600,160
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,327,482
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,306,947

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	$1,625,940
St. Louis, Missouri Industrial Development Authority
Revenue
(Confluence Academy Project)
Series A 5.25% 6/15/25	1,150,000	1,035,345
Series A 5.35% 6/15/32	2,300,000	1,923,766
University of Pittsburgh
(Capital Project) Series B 5.00% 9/15/28	2,090,000	2,292,918
		62,928,655
Electric Revenue Bonds – 3.63%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,973,000
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	5,920,034
5.25% 2/1/24	7,000,000	8,384,040
		20,277,074
Healthcare Revenue Bonds – 11.73%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,096,690
Brevard County, Florida Health Facilities Authority Health
Care Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,610,000	1,739,170
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,876,225
California Statewide Communities Development Authority
Revenue
(Kaiser Permanente) Series A 5.00% 4/1/42	5,500,000	5,454,350
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,287,570
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,261,705
Fairfax County, Virginia Industrial Development Authority
Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,652,075
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,248,940
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,164,550

NQ-011 [11/13] 1/14 (11877)     3

Schedule of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	$2,397,415
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,886,160
Michigan State Strategic Fund Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	1,015,000	935,932
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,111,070
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,121,590
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,222,460
6.50% 12/1/21	2,745,000	2,837,040
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,531,862
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,095,174
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,068,200
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	2,545,710
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,554,940
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,321,683
Saline, Michigan Economic Development Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	485,000	447,219
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	1,863,860
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	987,980
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,465,819

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
Revenue
(Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	1,615,000	$1,397,023
		65,572,412
Housing Revenue Bonds – 1.16%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Project’s) Senior Series A 6.40% 8/15/45	4,705,000	4,909,479
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,586,563
		6,496,042
Lease Revenue Bonds – 2.60%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	2,890,000	3,357,284
Series GG 5.75% 9/1/23	1,000,000	1,159,670
Series NN 5.00% 3/1/20	3,500,000	4,041,415
New York City, New York Industrial Development Agency
Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,601,154
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II) 5.75% 10/1/31 (AMT)	2,245,000	2,023,621
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,366,390
		14,549,534
Local General Obligation Bonds – 5.18%
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,762,920
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,626,267
5.00% 8/15/26 (PSF)	1,000,000	1,116,140
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,153,837
Series I-1 5.375% 4/1/36	5,000,000	5,523,850
Subseries D-1 5.00% 10/1/36	6,500,000	6,764,550
		28,947,564

NQ-011 [11/13] 1/14 (11877)     5

Schedule of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 5.56%§
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	240,000	$256,862
Capital Trust Agency Florida Revenue
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32-14 (AMT)	2,395,000	2,433,009
Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16^	1,225,000	1,206,257
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project)
Series A 5.25% 12/1/19-14	1,435,000	1,472,037
Series A 5.625% 12/1/28-14	2,365,000	2,430,511
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19	1,435,000	1,886,164
New Jersey State Economic Development Authority
Revenue
(Cigarette Tax) 5.75% 6/15/34-14	1,935,000	1,994,134
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,205,496
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,390,000	1,636,975
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)	505,000	575,806
		31,097,251
Special Tax Revenue Bonds – 17.75%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	8,874,080
California State Economic Recovery
Series A 5.25% 7/1/21	3,130,000	3,712,743
Denver, Colorado Convention Center Hotel Authority
Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,274,359
Florida Enterprise Community Development District
Special Assessment
6.10% 5/1/16 (NATL-RE)	380,000	381,797
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	1,750,000	1,706,092

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	2,300,000	$1,703,955
Hollywood, Florida Community Redevelopment Agency
Revenue
(Beach CRA) 5.625% 3/1/24	1,200,000	1,205,580
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A
6.05% 7/1/16 (AGM)	415,000	417,004
Missouri State Highways & Transportation Commission
State Road Revenue
Series B 5.00% 5/1/24	9,000,000	9,879,660
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,392,965
Nampa Development Corporation, Idaho Revenue
(Liberty Square Project) 144A 5.00% 9/1/31#	410,000	402,120
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,136,710
5.00% 6/15/28	2,695,000	2,715,428
5.00% 6/15/29	2,050,000	2,032,473
New Jersey Transportation Trust Fund Authority
Series AA 5.00% 6/15/19	2,660,000	3,084,004
Series B 5.00% 6/15/21	3,235,000	3,711,063
Series B 5.50% 6/15/31	10,000,000	10,792,700
(Transportation Program) Series AA 5.00% 6/15/44	2,280,000	2,298,901
(Transportation System) Series A 5.00% 6/15/42	720,000	729,979
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,142,470
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	10,494,300
Series C 5.25% 11/1/25	6,000,000	6,933,360
Series D 5.00% 2/1/26	3,000,000	3,333,810
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,033,530
New York State Dormitory Authority State Personal Income
Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,336,720
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 6.00% 8/1/42	2,915,000	2,353,280
(Convertible Capital Appreciation Bonds)
Series C 6.00% 8/1/39	2,250,000	1,828,620

NQ-011 [11/13] 1/14 (11877)     7

Schedule of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	$1,085,680
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21^	3,255,000	2,179,353
		99,172,736
State General Obligation Bonds – 11.37%
California State
5.25% 11/1/40	3,795,000	3,953,365
Various Purposes
5.00% 9/1/22	2,180,000	2,537,738
5.00% 11/1/43	9,500,000	9,693,325
6.00% 4/1/38	4,060,000	4,611,510
6.50% 4/1/33	2,570,000	3,055,242
Georgia State
Series I 5.00% 7/1/21	7,945,000	9,541,389
Minnesota State
(Various Purposes) Series F 5.00% 10/1/20	5,000,000	5,986,800
New Jersey State
(Various Purposes) Series Q 5.00% 8/15/19	2,190,000	2,601,873
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,666,223
Washington State (Various Purposes)
Series R-C 5.00% 7/1/21	7,500,000	8,874,225
		63,521,690
Transportation Revenue Bonds – 11.61%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,263,974
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,133,363
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,563,150
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,105,613
North Texas Tollway Authority Revenue
(First Tier) Series A 6.00% 1/1/24	3,345,000	3,795,873
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	1,930,248

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	$5,075,494
6.50% 12/1/28	5,500,000	5,755,860
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,683,826
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,265,469
7.50% 6/30/33	1,560,000	1,764,329
(Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,612,981
6.875% 12/31/39	5,500,000	5,960,130
7.00% 12/31/38 (AMT)	1,830,000	1,967,634
		64,877,944
Water & Sewer Revenue Bonds – 5.59%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,214,065
Massachusetts Water Pollution Abatement Trust
(State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,739,702
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue Fiscal 2009
Series A 5.75% 6/15/40	4,000,000	4,438,400
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue Fiscal 2014
(Second Generation) Series BB 5.00% 6/15/46	10,000,000	10,290,400
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,550,800
		31,233,367
Total Municipal Bonds (cost $525,142,672)		549,474,839

Short-Term Investments – 0.54%
Variable Rate Demand Notes – 0.54%¤
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue (Allina
Health System)
0.03% 11/15/35 (LOC - JP Morgan Chase Bank, N.A.)	750,000	750,000
New York City, New York
0.03% 8/1/21 (LOC - JP Morgan Chase Bank, N.A.)	250,000	250,000

NQ-011 [11/13] 1/14 (11877)     9

Schedule of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
St Paul Port Authority Revenue
0.04% 2/1/28 (LOC - U.S. Bank, N.A.)	485,000	$485,000
University of Michigan 0.01% 12/1/24	1,500,000	1,500,000

Total Short-Term Investments (cost $2,985,000)		2,985,000

Total Value of Securities – 98.86%
(cost $528,127,672)		552,459,839

Receivables and Other Assets Net of Liabilities – 1.14%		6,384,713
Net Assets – 100.00%		$558,844,552

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2013, the aggregate value of Rule 144A securities was $402,120, which represented 0.07% of the Fund’s net assets. See Note 3 in “Notes.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free USA Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-011 [11/13] 1/14 (11877)     11

Notes
Delaware Tax-Free USA Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$528,127,672
Aggregate unrealized appreciation	$31,485,257
Aggregate unrealized depreciation	(7,153,091)
Net unrealized appreciation	$24,332,166

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

12     NQ-011 [11/13] 1/14 (11877)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	549,474,839
Short-Term Investments	2,985,000

Total	$552,459,839

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 3.42% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of Nov. 30, 2013, the Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.26% and 18.54%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

NQ-011 [11/13] 1/14 (11877)     13

Notes
Delaware Tax-Free USA Fund

3. Geographic, Credit, and Market Risks (continued)

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

14     NQ-011 [11/13] 1/14 (11877)

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.30%
Corporate Revenue Bonds – 10.48%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
6.50% 5/1/17	2,305,000	$2,395,149
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,600,525
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 4.50% 6/1/27	12,310,000	10,304,701
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,933,287
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,143,856
6.25% 6/1/24	7,500,000	8,087,550
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	830,272
Iowa Finance Authority Pollution Control Facilities Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,051,780
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43•	6,000,000	6,412,380
Maryland Economic Development Corporation Pollution
Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	3,987,410
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,096,787
Michigan State Strategic Fund Limited Obligation Revenue
(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,604,715
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	3,530,000	3,431,548
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	850,000	849,932
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy)
Series A 5.70% 2/1/14	2,225,000	2,238,973
Series A 5.70% 8/1/20	4,320,000	4,759,387
Series C 5.625% 6/1/18	3,370,000	3,683,747

NQ-037 [11/13] 1/14 (11876)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	$3,318,919
Valdez, Alaska Marine
(BP Pipelines Project) Series B 5.00% 1/1/21	6,675,000	7,640,806
		79,371,724
Education Revenue Bonds – 6.61%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project) Series
A 5.25% 6/1/26	1,000,000	873,890
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	875,000	823,331
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,400,992
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	720,000	728,215
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,155,000
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,766,550
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	970,000	984,259
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,923,289
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,643,470
Nassau County, New York Industrial Development Agency
Civic Facility Revenue
(New York Institute of Technology Project) Series A
4.75% 3/1/26	350,000	357,648
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,429,443
5.00% 7/1/31	1,000,000	1,030,020

2     NQ-037 [11/13] 1/14 (11876)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	$1,161,777
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,034,280
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	335,928
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	5,842,012
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,116,980
Series C 5.25% 10/1/23	600,000	659,448
Series C 5.25% 10/1/27	2,100,000	2,186,478
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,891,775
University of Minnesota
Series A 5.00% 12/1/17	5,040,000	5,883,646
University of North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,796,492
		50,024,923
Electric Revenue Bonds – 2.71%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,117,500
Series N 5.00% 5/1/21	3,580,000	4,310,141
City Public Service Board of San Antonio, Texas
5.00% 2/1/23	5,000,000	5,849,550
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,024,620
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,240,080
		20,541,891
Healthcare Revenue Bonds – 8.68%
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,941,309
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,588,602

NQ-037 [11/13] 1/14 (11876)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	$6,227,108
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	649,535
Dauphin County, Pennsylvania General Authority Health
System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,683,288
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,078,630
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,342,555
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	5,072,018
5.00% 8/1/18	2,500,000	2,731,125
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/33	4,045,000	3,388,213
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health)
Series A 5.00% 7/1/22	650,000	711,679
Series A 5.00% 7/1/23	145,000	157,535
New York State Dormitory Authority Revenue Non State
Supported Debt
(Memorial Sloan-Kettering Cancer Center)
Series 1 4.00% 7/1/21	1,600,000	1,744,144
Series 1 5.00% 7/1/21	570,000	665,367
(North Shore Long Island Jewish Health System) Series
A 5.00% 5/1/23	4,000,000	4,396,000
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,067,060
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	740,563
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,258,380
Series A 5.00% 1/1/18	1,000,000	1,155,510
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	723,875

4     NQ-037 [11/13] 1/14 (11876)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30•	3,800,000	$4,252,884
Series C 4.50% 11/15/38•	2,540,000	2,839,491
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,165,472
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,863,577
St. Mary Hospital Authority, Pennsylvania Health System
Revenue
(Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,250,652
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,031,010
		65,725,582
Housing Revenue Bonds – 0.24%
Williston City, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,850,183
		1,850,183
Lease Revenue Bonds – 3.72%
Idaho Building Authority Revenue
(Health & Welfare project) Series A 5.00% 9/1/24	2,800,000	3,245,256
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/22	375,000	431,017
5.00% 9/1/22	1,100,000	1,265,187
5.00% 3/1/23	2,395,000	2,737,317
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,886,800
New York City, New York Industrial Development Agency
Trips
Series A 5.00% 7/1/22 (AMT)	735,000	756,161
New York State Dormitory Authority Revenue
(Third General Resolution - State University Educational
Facilities) Series A 5.00% 5/15/23	2,170,000	2,489,684
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II) 5.00% 10/1/23 (AMT)	3,045,000	2,799,664
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	3,965,781

NQ-037 [11/13] 1/14 (11876)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Commonwealth Transportation Board
Transportation Revenue
(U.S. Route 58 Corridor Development) Series B
4.75% 5/15/21	7,460,000	$7,610,767
		28,187,634
Local General Obligation Bonds – 8.85%
Chesterfield County, Virginia
Series B 5.00% 1/1/19	3,255,000	3,847,898
Series B 5.00% 1/1/22	4,070,000	4,876,796
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,892,017
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,480,694
Dallas, Texas
5.125% 2/15/15	3,000,000	3,178,830
Fairfax County, Virginia Public Improvement
Series A 5.00% 4/1/17	4,000,000	4,582,440
Gwinnett County, Georgia School District
5.00% 2/1/24	5,615,000	6,757,652
Henrico County, Virginia Public Improvement
5.00% 7/15/19	4,000,000	4,769,640
5.00% 7/15/20	5,615,000	6,735,529
Houston, Texas Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,603,900
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,976,875
Series E 5.00% 8/1/18	4,000,000	4,672,400
Series E 5.00% 8/1/23	3,685,000	4,290,667
Series G 5.25% 8/1/15	1,000,000	1,008,270
Series I 5.00% 8/1/21	995,000	1,021,636
Subseries D-1 5.00% 10/1/30	4,000,000	4,288,920
		66,984,164
Pre-Refunded/Escrowed to Maturity Bonds – 3.97%§
California State Economic Recovery
Series A 5.25% 7/1/14	225,000	231,759
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	1,500,000	1,522,470
Casa Grande, Arizona Tax Revenue
5.00% 4/1/22-14 (AMBAC)	1,600,000	1,626,416

6     NQ-037 [11/13] 1/14 (11876)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A-2 5.75% 1/1/20-14 (AGM) (AMT)	1,000,000	$1,004,960
Fairfax County, Virginia Public Improvement Revenue
(State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	11,700,300
Maryland State & Local Facilities Loan Capital
Improvement
First Series 5.00% 3/15/19-17	3,675,000	4,194,535
Second Series 5.00% 8/1/17-16	1,500,000	1,680,360
Miami-Dade County, Florida Educational Facilities
Authority Revenue
(University of Miami) Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,541,200
Minnesota State
5.00% 6/1/14	755,000	773,573
New York City, New York
Series I 5.00% 8/1/21-14	5,000	5,163
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series J 5.50% 7/1/21-14	1,000,000	1,030,960
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,061,920
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue
Series A 6.125% 8/1/29-14	70,000	70,724
Wyoming State Loan & Investment Board Facilities
Revenue
5.00% 10/1/24-14	1,550,000	1,612,667
		30,057,007
Resource Recovery Revenue Bonds – 0.05%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue
(Subordinate Colver Project) Series G
5.125% 12/1/15 (AMT)	400,000	394,224
		394,224
Special Tax Revenue Bonds – 15.64%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.00% 9/1/16	800,000	795,472
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	5,930,430

NQ-037 [11/13] 1/14 (11876)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
California State Economic Recovery
Series A 5.25% 7/1/14	775,000	$798,374
Series A 5.25% 7/1/21	2,740,000	3,250,133
Columbia County, Georgia Sales Tax
5.00% 4/1/16	1,265,000	1,399,381
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,648,901
Series A 5.25% 1/1/23	5,375,000	5,856,869
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	6,160,000	6,559,661
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,820,297
Series A 5.625% 12/1/29	1,125,000	1,167,581
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,274,115
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,220,715
Modesto, California Special Tax Community Facilities
District #4-1
(Village 2) 5.15% 9/1/36@	1,500,000	1,452,990
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/20	210,000	232,489
5.00% 6/15/22	1,750,000	1,910,720
5.00% 6/15/23	1,250,000	1,347,213
5.00% 6/15/29	395,000	391,623
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	4,951,621
New Jersey State Transportation Trust Fund Authority
Series AA 5.00% 6/15/20	5,000,000	5,748,750
Series B 5.50% 6/15/31	7,310,000	7,889,464
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,399,437
Subseries A-1 5.00% 11/1/20	2,860,000	3,402,428
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/17	8,615,000	9,883,300
Series A 5.00% 4/1/20	3,360,000	3,994,704

8     NQ-037 [11/13] 1/14 (11876)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	$6,677,047
(State Personal Income Tax) Series A 5.00% 3/15/19	5,190,000	6,081,642
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue
Series A 6.125% 8/1/29	2,430,000	2,167,803
Series C 6.50% 8/1/35	4,765,000	4,175,188
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	992,670
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19@	250,000	252,615
Series B 5.375% 11/1/23@	945,000	943,875
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan) Series A
5.25% 10/1/22-14	1,785,000	1,861,130
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,750,650
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21^	3,260,000	2,182,700
		118,411,988
State General Obligation Bonds – 17.98%
California State
5.00% 2/1/20	4,250,000	4,981,042
California State Various Purposes
5.00% 10/1/18	5,000,000	5,881,500
5.00% 9/1/22	1,655,000	1,926,585
5.25% 9/1/28	7,750,000	8,532,750
5.00% 11/1/19	11,745,000	13,875,659
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,283,020
Georgia State
Series B 5.00% 7/1/17	4,810,000	5,551,125
Series I 5.00% 7/1/21	5,410,000	6,497,031
Hawaii State
Series EH 5.00% 8/1/19	7,500,000	8,881,125
Louisiana State
Series A 5.00% 8/1/21	6,655,000	7,898,354

NQ-037 [11/13] 1/14 (11876)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Maryland State & Local Facilities Loan Capital
Improvement
Series B 5.00% 3/1/18	1,930,000	$2,257,096
Massachusetts State
Consolidated Loan Series A 5.00% 4/1/19	3,300,000	3,902,646
Minnesota State
(Unrefunded) 5.00% 6/1/14	145,000	148,576
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,405,275
Series F 5.00% 10/1/22	8,000,000	9,594,560
Mississippi State
Series A 5.00% 10/1/17	4,860,000	5,634,635
New Jersey State
Series Q 5.00% 8/15/19	7,220,000	8,577,865
New York State
Series A 5.00% 2/15/28	5,000,000	5,576,600
North Carolina State
Series A 5.00% 3/1/17	3,000,000	3,428,160
Series B 5.00% 4/1/15	4,000,000	4,256,880
North Carolina State Public Improvement
Series A 5.00% 3/1/15	1,200,000	1,272,432
Series A 5.00% 5/1/22	2,625,000	3,111,334
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,721,140
Pennsylvania State
Second Series 5.00% 7/1/20	2,300,000	2,729,433
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,283,100
Series D 5.00% 6/1/19	5,715,000	6,802,222
Washington State Various Purpose
Series A 5.00% 7/1/16	1,000,000	1,117,800
		136,127,945
Transportation Revenue Bonds – 14.48%
Alameda, California Corridor Transportation Authority
Revenue
(Senior Lien) Series A 5.00% 10/1/21	2,290,000	2,654,957
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,157,380
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series B 5.00% 1/1/26	4,000,000	4,267,600
Series C 5.25% 1/1/28	2,150,000	2,233,807

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	$744,566
Series A 5.00% 11/1/23	750,000	825,502
Series A 5.00% 11/1/24	400,000	439,552
Delaware Transportation Authority
Series A 5.00% 7/1/17	5,475,000	6,309,116
Harris County, Texas Metropolitan Transit Authority Sales
& Use Tax Revenue
Series A 5.00% 11/1/31	3,250,000	3,464,175
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,097,800
5.00% 7/1/26	3,000,000	3,260,100
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,134,228
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,622,762
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,555,236
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,343,340
Series A 5.00% 11/15/18	2,500,000	2,914,100
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission
Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,527,850
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien
5.25% 5/1/23	1,940,000	2,204,616
New Jersey State Turnpike Authority Revenue
Series B 5.00% 1/1/21	1,000,000	1,157,240
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,516,694
Series E-3 5.75% 1/1/38•	3,750,000	4,109,475
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,149,710
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,289,138
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	7,500,000	8,042,700

NQ-037 [11/13] 1/14 (11876)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	$8,686,116
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,558,551
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,234,746
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25	2,000,000	2,207,900
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,405,363
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,099,803
(Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,032,038
7.50% 12/31/31	3,765,000	4,236,642
Texas State Transportation Commission Highway Fund
Revenue
(First Tier) 5.00% 4/1/18	1,700,000	1,936,334
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,999,844
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,223,300
		109,642,281
Water & Sewer Revenue Bonds – 4.89%
Arizona State Water Infrastructure Finance Authority
Revenue
(Water Quality)
Series A 5.00% 10/1/20	1,500,000	1,788,615
Series A 5.00% 10/1/21	2,430,000	2,800,065
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,441,964
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,364,290
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,433,698
New York City, New York Municipal Water Finance
Authority Water & Sewer System
5.00% 6/15/21 (AMBAC)	1,180,000	1,236,723

12     NQ-037 [11/13] 1/14 (11876)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation)
Series A 5.00% 6/15/22	1,405,000	$1,614,303
Series D 5.00% 9/15/23	3,360,000	3,802,243
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,691,280
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,579,427
San Francisco, California City & County Public Utilities
Commission
Series A 5.00% 11/1/27	7,430,000	8,258,371
		37,010,979
Total Municipal Bonds (cost $716,799,076)		744,330,525

Short-Term Investments – 0.64%
Variable Rate Demand Notes – 0.64%¤
Arizona Health Facilities Authority (Health Care -
Southwest Health)
0.06% 12/1/24 (LOC - JPMorgan Chase Bank, N.A.)	300,000	300,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue (Allina
Health System)
0.03% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.) (LOC- JPMorgan Chase Bank, N.A.)	1,000,000	1,000,000
New York State Dormitory Authority (Rochester)
0.03% 7/1/31 (LOC - JPMorgan Chase Bank, N.A.)	250,000	250,000
Phoenix Industrial Development Authority (Southwest
Human Development project)
0.15% 4/1/28 (LOC - Wells Fargo Bank, N.A.)	230,000	230,000
Pitkin County, Colorado (Aspen Skiing Company Project)
0.04% 4/1/16 (LOC - JPMorgan Chase Bank, N.A.)	3,050,000	3,050,000

Total Short-Term Investments (cost $4,830,000)		4,830,000

Total Value of Securities – 98.94%
(cost $721,629,076)		749,160,525

Receivables and Other Assets Net of Liabilities – 1.06%		8,036,860
Net Assets – 100.00%		$757,197,385

@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $2,649,480, which represented 0.35% of the Fund’s net assets. See Note 3 in “Notes.”

NQ-037 [11/13] 1/14 (11876)     13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by Financial Guaranty Insurance Company
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

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Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

NQ-037 [11/13] 1/14 (11876)     15

Notes
Delaware Tax-Free USA Intermediate Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$721,629,076
Aggregate unrealized appreciation	$34,282,067
Aggregate unrealized depreciation	27,531,449
Net unrealized appreciation	$749,160,525

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $5,428,954, all of which expire in 2017, may be carried forward and applied against future capital gains.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post-enactment losses incurred that will be carried forward under the Act are as follows:

Short-term	$83,847

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

16     NQ-037 [11/13] 1/14 (11876)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	$744,330,525
Short-Term Investments	4,830,000

Total	$749,160,525

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Island and Guam, whose bonds are also free of individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 4.42% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

NQ-037 [11/13] 1/14 (11876)     17

Notes
Delaware Tax-Free USA Intermediate Fund

3. Geographic, Credit, and Market Risks (continued)

As of Nov. 30, 2013, the Fund invested in municipal bonds issued by the states of California and New York that constituted approximately 13.06% and 14.54%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

18     NQ-037 [11/13] 1/14 (11876)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-037 [11/13] 1/14 (11876)     19

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: